Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Institutional Index Funds
Entity Central Index Key	0000862084
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000007825
Shareholder Report [Line Items]
Fund Name	Institutional Index Fund
Class Name	Institutional Shares
Trading Symbol	VINIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Institutional Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Standard & Poor’s 500 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Information technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Financials and communication services were also among the top contributors.

  For the 10 years ended December 31, 2024, the Fund performed in line with its benchmark, which returned a bit more than 13%, annualized.

Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$5,047,245	$5,047,528	$5,090,054
2015	$5,061,247	$5,061,564	$5,096,078
2015	$4,734,956	$4,735,678	$4,725,720
2015	$5,068,620	$5,069,192	$5,022,045
2016	$5,136,532	$5,137,516	$5,067,957
2016	$5,262,323	$5,263,654	$5,200,452
2016	$5,464,677	$5,466,414	$5,431,090
2016	$5,673,317	$5,675,463	$5,655,796
2017	$6,016,645	$6,019,744	$5,983,419
2017	$6,202,066	$6,205,643	$6,163,391
2017	$6,479,666	$6,483,678	$6,444,880
2017	$6,909,510	$6,914,505	$6,852,694
2018	$6,856,475	$6,862,015	$6,811,260
2018	$7,091,023	$7,097,648	$7,075,085
2018	$7,637,144	$7,644,931	$7,577,897
2018	$6,603,823	$6,611,349	$6,489,745
2019	$7,505,548	$7,513,666	$7,400,938
2019	$7,828,068	$7,837,041	$7,703,509
2019	$7,960,457	$7,970,136	$7,791,070
2019	$8,681,669	$8,693,027	$8,495,073
2020	$6,980,316	$6,989,368	$6,714,437
2020	$8,414,439	$8,425,212	$8,197,568
2020	$9,165,191	$9,177,536	$8,941,465
2020	$10,278,472	$10,292,437	$10,261,256
2021	$10,913,278	$10,927,992	$10,922,971
2021	$11,845,037	$11,862,208	$11,828,254
2021	$11,912,831	$11,931,252	$11,814,249
2021	$13,225,166	$13,246,924	$12,894,041
2022	$12,616,274	$12,637,763	$12,197,836
2022	$10,583,760	$10,602,941	$10,144,127
2022	$10,066,164	$10,085,243	$9,681,223
2022	$10,826,114	$10,847,792	$10,375,952
2023	$11,636,687	$11,661,061	$11,127,602
2023	$12,652,837	$12,680,485	$12,061,484
2023	$12,238,005	$12,265,401	$11,664,700
2023	$13,667,398	$13,699,419	$13,079,813
2024	$15,108,615	$15,145,519	$14,393,774
2024	$15,754,561	$15,794,322	$14,860,033
2024	$16,680,361	$16,724,066	$15,775,361
2024	$17,080,809	$17,126,975	$16,202,621

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	24.97%	14.49%	13.07%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 314,898,000,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 4,935,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$314,898
Number of Portfolio Holdings	506
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$4,935

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	9.4%
Consumer Discretionary	11.2%
Consumer Staples	5.5%
Energy	3.2%
Financials	13.6%
Health Care	10.1%
Industrials	8.1%
Information Technology	32.4%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007826
Shareholder Report [Line Items]
Fund Name	Institutional Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VIIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Institutional Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Standard & Poor’s 500 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Information technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Financials and communication services were also among the top contributors.

  For the 10 years ended December 31, 2024, the Fund performed in line with its benchmark, which returned a bit more than 13%, annualized.

Line Graph [Table Text Block]
	Institutional Plus Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$100,000,000	$100,000,000	$100,000,000
2015	$100,950,178	$100,950,569	$101,801,083
2015	$101,234,932	$101,231,288	$101,921,552
2015	$94,713,554	$94,713,569	$94,514,405
2015	$101,392,418	$101,383,833	$100,440,905
2016	$102,755,826	$102,750,316	$101,359,137
2016	$105,277,651	$105,273,076	$104,009,035
2016	$109,330,729	$109,328,286	$108,621,794
2016	$113,510,205	$113,509,260	$113,115,928
2017	$120,390,809	$120,394,873	$119,668,370
2017	$124,100,617	$124,112,861	$123,267,810
2017	$129,661,252	$129,673,565	$128,897,593
2017	$138,274,033	$138,290,108	$137,053,876
2018	$137,212,157	$137,240,296	$136,225,204
2018	$141,917,387	$141,952,960	$141,501,704
2018	$152,852,892	$152,898,622	$151,557,940
2018	$132,177,661	$132,226,986	$129,794,893
2019	$150,224,820	$150,273,312	$148,018,768
2019	$156,685,121	$156,740,818	$154,070,185
2019	$159,341,413	$159,402,723	$155,821,392
2019	$173,789,546	$173,860,531	$169,901,456
2020	$139,735,623	$139,787,357	$134,288,747
2020	$168,449,716	$168,504,246	$163,951,367
2020	$183,485,666	$183,550,719	$178,829,304
2020	$205,780,219	$205,848,746	$205,225,120
2021	$218,502,445	$218,559,849	$218,459,416
2021	$237,165,901	$237,244,162	$236,565,088
2021	$238,526,162	$238,625,036	$236,284,979
2021	$264,812,885	$264,938,487	$257,880,822
2022	$252,616,502	$252,755,262	$243,956,715
2022	$211,927,208	$212,058,828	$202,882,544
2022	$201,571,005	$201,704,852	$193,624,458
2022	$216,797,831	$216,955,835	$207,519,040
2023	$233,038,925	$233,221,216	$222,552,038
2023	$253,398,833	$253,609,707	$241,229,672
2023	$245,100,345	$245,308,016	$233,294,004
2023	$273,738,032	$273,988,376	$261,596,254
2024	$302,614,653	$302,910,387	$287,875,481
2024	$315,565,105	$315,886,430	$297,200,658
2024	$334,121,497	$334,481,327	$315,507,216
2024	$342,149,090	$342,539,502	$324,052,422

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Plus Shares	24.99%	14.51%	13.09%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 314,898,000,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 4,935,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$314,898
Number of Portfolio Holdings	506
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$4,935

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	9.4%
Consumer Discretionary	11.2%
Consumer Staples	5.5%
Energy	3.2%
Financials	13.6%
Health Care	10.1%
Industrials	8.1%
Information Technology	32.4%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007828
Shareholder Report [Line Items]
Fund Name	Institutional Total Stock Market Index Fund
Class Name	Institutional Shares
Trading Symbol	VITNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Institutional Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Total Market Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Consumer discretionary and financials were also among the top contributors.

  For the 10 years ended December 31, 2024, the Fund performed in line with its benchmark, which returned 12.50%, annualized.

Line Graph [Table Text Block]
	Institutional Shares	CRSP US Total Market Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$5,090,516	$5,090,319	$5,090,054
2015	$5,094,471	$5,094,566	$5,096,078
2015	$4,726,254	$4,724,874	$4,725,720
2015	$5,022,526	$5,020,138	$5,022,045
2016	$5,072,206	$5,067,625	$5,067,957
2016	$5,208,694	$5,203,726	$5,200,452
2016	$5,437,827	$5,433,276	$5,431,090
2016	$5,662,923	$5,656,512	$5,655,796
2017	$5,988,801	$5,984,202	$5,983,419
2017	$6,170,330	$6,165,863	$6,163,391
2017	$6,450,097	$6,446,290	$6,444,880
2017	$6,859,514	$6,855,075	$6,852,694
2018	$6,817,799	$6,813,989	$6,811,260
2018	$7,084,516	$7,080,477	$7,075,085
2018	$7,587,822	$7,581,967	$7,577,897
2018	$6,506,354	$6,500,872	$6,489,745
2019	$7,421,182	$7,414,903	$7,400,938
2019	$7,724,811	$7,717,485	$7,703,509
2019	$7,811,175	$7,803,087	$7,791,070
2019	$8,514,513	$8,505,512	$8,495,073
2020	$6,735,971	$6,729,651	$6,714,437
2020	$8,225,005	$8,216,467	$8,197,568
2020	$8,981,278	$8,972,441	$8,941,465
2020	$10,301,981	$10,291,034	$10,261,256
2021	$10,966,804	$10,952,511	$10,922,971
2021	$11,875,758	$11,860,143	$11,828,254
2021	$11,869,164	$11,853,053	$11,814,249
2021	$12,955,129	$12,938,327	$12,894,041
2022	$12,250,865	$12,234,600	$12,197,836
2022	$10,187,522	$10,173,348	$10,144,127
2022	$9,734,422	$9,721,373	$9,681,223
2022	$10,430,613	$10,416,240	$10,375,952
2023	$11,176,998	$11,161,522	$11,127,602
2023	$12,120,699	$12,100,588	$12,061,484
2023	$11,720,928	$11,701,678	$11,664,700
2023	$13,147,487	$13,121,964	$13,079,813
2024	$14,467,381	$14,435,230	$14,393,774
2024	$14,934,207	$14,904,038	$14,860,033
2024	$15,855,796	$15,824,450	$15,775,361
2024	$16,272,005	$16,241,282	$16,202,621

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	23.77%	13.83%	12.52%
CRSP US Total Market Index	23.77%	13.81%	12.50%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 28,918,000,000
Holdings Count | Holding	3,176
Advisory Fees Paid, Amount	$ 516,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$28,918
Number of Portfolio Holdings	3,176
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$516

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.5%
Consumer Discretionary	15.1%
Consumer Staples	3.9%
Energy	3.4%
Financials	11.3%
Health Care	10.0%
Industrials	12.5%
Other	0.0%
Real Estate	2.6%
Technology	34.9%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007829
Shareholder Report [Line Items]
Fund Name	Institutional Total Stock Market Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VITPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Institutional Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Total Market Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Consumer discretionary and financials were also among the top contributors.

  For the 10 years ended December 31, 2024, the Fund performed in line with its benchmark, which returned 12.50%, annualized.

Line Graph [Table Text Block]
	Institutional Plus Shares	CRSP US Total Market Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$100,000,000	$100,000,000	$100,000,000
2015	$101,794,863	$101,806,384	$101,801,083
2015	$101,903,982	$101,891,329	$101,921,552
2015	$94,524,755	$94,497,487	$94,514,405
2015	$100,476,468	$100,402,755	$100,440,905
2016	$101,452,711	$101,352,504	$101,359,137
2016	$104,187,127	$104,074,519	$104,009,035
2016	$108,779,350	$108,665,519	$108,621,794
2016	$113,311,002	$113,130,232	$113,115,928
2017	$119,814,554	$119,684,047	$119,668,370
2017	$123,453,105	$123,317,256	$123,267,810
2017	$129,080,259	$128,925,808	$128,897,593
2017	$137,255,217	$137,101,498	$137,053,876
2018	$136,426,816	$136,279,787	$136,225,204
2018	$141,791,163	$141,609,539	$141,501,704
2018	$151,865,360	$151,639,349	$151,557,940
2018	$130,202,535	$130,017,439	$129,794,893
2019	$148,513,397	$148,298,055	$148,018,768
2019	$154,593,348	$154,349,703	$154,070,185
2019	$156,324,833	$156,061,741	$155,821,392
2019	$170,404,746	$170,110,231	$169,901,456
2020	$134,813,865	$134,593,021	$134,288,747
2020	$164,619,277	$164,329,331	$163,951,367
2020	$179,734,130	$179,448,822	$178,829,304
2020	$206,172,723	$205,820,688	$205,225,120
2021	$219,455,325	$219,050,210	$218,459,416
2021	$237,626,828	$237,202,866	$236,565,088
2021	$237,501,333	$237,061,059	$236,284,979
2021	$259,269,257	$258,766,541	$257,880,822
2022	$245,173,200	$244,692,005	$243,956,715
2022	$203,872,296	$203,466,964	$202,882,544
2022	$194,801,724	$194,427,469	$193,624,458
2022	$208,736,606	$208,324,809	$207,519,040
2023	$223,708,405	$223,230,430	$222,552,038
2023	$242,536,227	$242,011,754	$241,229,672
2023	$234,564,787	$234,033,551	$233,294,004
2023	$263,120,358	$262,439,288	$261,596,254
2024	$289,477,311	$288,704,597	$287,875,481
2024	$298,886,378	$298,080,756	$297,200,658
2024	$317,334,600	$316,489,002	$315,507,216
2024	$325,664,920	$324,825,640	$324,052,420

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Plus Shares	23.77%	13.83%	12.53%
CRSP US Total Market Index	23.77%	13.81%	12.50%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 28,918,000,000
Holdings Count | Holding	3,176
Advisory Fees Paid, Amount	$ 516,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$28,918
Number of Portfolio Holdings	3,176
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$516

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.5%
Consumer Discretionary	15.1%
Consumer Staples	3.9%
Energy	3.4%
Financials	11.3%
Health Care	10.0%
Industrials	12.5%
Other	0.0%
Real Estate	2.6%
Technology	34.9%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature